SEMI-ANNUAL REPORT

                           LEGACY MINNESOTA MUNICIPAL
                                   BOND FUND

                                 March 31, 2001


                               TABLE OF CONTENTS

Shareholder Letter. . . . . . . . . . . . . . . . . .      1

Statement of Assets and Liabilities . . . . . . . . .      2

Statement of Operations . . . . . . . . . . . . . . .      3

Statements of Changes in Net Assets . . . . . . . . .      4

Financial Highlights. . . . . . . . . . . . . . . . .      5

Schedule of Investments . . . . . . . . . . . . . . .      6

Notes to the Financial Statements . . . . . . . . . .     11

                                NOTICE TO INVESTORS

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. An investment in the Fund involves investment risk, including possible loss of principal, due to fluctuation in the Fund's net asset value.

For more information about the Fund, please call 1-800-595-5552 to receive a Prospectus. Please read the Prospectus carefully before investing or sending money.

May 10, 2001

Dear Shareholder:

The enclosed semi-annual report contains information on your Fund, including its performance, expenses and holdings.

Over the past few months the municipal market has been impacted by various actions in public policies, including a reduction in the Fed Funds rate and potential tax reform. The Federal Reserve's easing of the Fed Funds rate starting in January 2001 fueled a decline in interest rates, impelled a steepening of the yield curve and contributed to a marked improvement in bonds. While the impact of the easing cycle upon the muni market has been more subdued compared to the U.S. Treasury curve, Fed policy has still been a principal determinant of performance in the tax-exempt sector.

From October 1, 2000 through March 31, 2001 the Fund achieved a total return of 5.42% (on a no-load basis) compared to 5.95% and 5.69% for the Lipper Minnesota Municipal Debt Fund Index and Lipper Intermediate Municipal Debt Fund Index, respectively. Over this same time period, the net asset value of the Fund has increased. The overall performance of the Fund has been good and is comparable to its peers and benchmarks.

During these past six months your portfolio managers have continued their three point strategy of: (1) reducing the number of issues in the portfolio, (2) maintaining an intermediate-term duration, and (3) managing the portfolio to enhance its income and total return potential.

Going forward, your managers will continue to look for opportunities to enhance the current yield of the Fund while maintaining the Fund's high quality. Tax-exempt mutual funds, such as the Legacy Minnesota Municipal Bond Fund, offer an excellent investment choice for investors in higher tax brackets.

We thank you for your business, appreciate your support, and look forward to serving your investment needs in the years to come.

Sincerely,

/s/ Kenneth Nelson

Kenneth Nelson
President
Bremer Investment Funds, Inc.

LEGACY MINNESOTA MUNICIPAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2001

ASSETS:
  Investments, at market value
     (Cost of $50,343,144)                                  $51,353,181
  Cash                                                           13,866
  Interest receivable                                           647,970
  Other assets                                                      405
                                                            -----------
     Total assets                                            52,015,422
                                                            -----------

LIABILITIES:
  Payable to Investment Adviser                                  24,409
  Dividends payable                                             184,090
  Accrued expenses and other liabilities                         38,968
                                                            -----------
     Total liabilities                                          247,467
                                                            -----------

NET ASSETS                                                  $51,767,955
                                                            -----------
                                                            -----------

NET ASSETS CONSIST OF:
  Capital stock                                             $51,131,619
  Distributions in excess of book net investment income        (383,174)
  Accumulated net realized gain on investments                    9,473
  Net unrealized appreciation on investments                  1,010,037
                                                            -----------
     Total Net Assets                                       $51,767,955
                                                            -----------
                                                            -----------

  Shares outstanding
     (50 million shares authorized, $ .0001 par value)        5,186,911
                                                            -----------
                                                            -----------

  Net Asset Value and Redemption Price Price Per Share      $      9.98
                                                            -----------
                                                            -----------

  Maximum Offering Price Per Share                          $     10.26
                                                            -----------
                                                            -----------

                See Notes to the Financial Statements.

LEGACY MINNESOTA MUNICIPAL BOND FUND

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended March 31, 2001

INVESTMENT INCOME:
  Interest income                                        $1,230,765
                                                         ----------

EXPENSES:
  Investment advisory fees                                  143,612
  Administration fees                                        14,100
  Shareholder servicing and accounting costs                 30,308
  Distribution fees                                           5,182
  Custody fees                                                4,705
  Federal and state registration                                101
  Professional fees                                          12,602
  Reports to shareholders                                     7,834
  Directors' fees and expenses                                1,645
  Other                                                         445
                                                         ----------
     Total expenses                                         220,534
                                                         ----------

NET INVESTMENT INCOME                                     1,010,231
                                                         ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                          150,507
  Change in unrealized appreciation (depreciation) on
    investments                                           1,590,234
                                                         ----------

     Net realized and unrealized gain on investments      1,740,741
                                                         ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $2,750,972
                                                         ----------
                                                         ----------

               See Notes to the Financial Statements.

LEGACY MINNESOTA MUNICIPAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                          Six Months Ended
                                           March 31, 2001        Year ended
                                            (Unaudited)      September 30, 2000
                                          ----------------   ------------------


OPERATIONS:
  Net investment income                        $ 1,010,231         $ 2,142,287
  Net realized gain (loss) on investments          150,507            (549,985)
  Change in unrealized appreciation
    (depreciation) on investments                1,590,234             781,726
                                               -----------         -----------
     Net increase in net assets
       resulting from operations                 2,750,972           2,374,028
                                               -----------         -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                        (1,010,231)          (2,142,286)
  Distributions in excess of book
    net investment income                         (90,249)            (282,143)
  Net realized gains                             (176,485)                   -
                                               -----------         -----------

     Total dividends and distributions          (1,276,965)         (2,424,429)
                                               -----------         -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                      2,518,287           6,043,531
  Proceeds from shares issued to holders
    in reinvestment of dividends                  127,265                1,836
  Cost of shares redeemed                      (4,692,686)         (10,874,733)
                                               -----------         -----------

     Net decrease in net assets
       resulting from capital share
       transactions                             (2,047,134)         (4,829,366)
                                               -----------         -----------

TOTAL DECREASE IN NET ASSETS                     (573,127)          (4,879,767)
                                               -----------         -----------

NET ASSETS:
  Beginning of period                           52,341,082          57,220,849
                                               -----------         -----------

  End of period (including distributions
  in excess of book net
     investment income of $383,174 and
     $292,925, respectively)                   $51,767,955         $52,341,082
                                               -----------         -----------
                                               -----------         -----------

                   See Notes to the Financial Statements.

LEGACY MINNESOTA MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

                                       Six Months Ended                                April 12, 1999 1<F1>
                                        March 31, 2001            Year ended                 through
                                         (Unaudited)          September 30, 2000        September 30, 1999
                                       ----------------       ------------------       -------------------

PER SHARE DATA:
  NET ASSET VALUE, BEGINNING OF
    PERIOD                                   $9.70                    $9.71                  $10.00
                                             -----                    -----                  ------

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
   Net investment income                      0.19                     0.40                    0.16
   Net realized and
     unrealized gain (loss)
     on investments                           0.33                     0.02                   (0.26)
                                             -----                    -----                  ------

        Total from investment
          operations                          0.52                     0.42                   (0.10)
                                             -----                    -----                  ------

LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net                        (0.19)                   (0.43)                  (0.16)
     investment income
   Distributions in excess of
     net investment income                   (0.02)                    0.00                   (0.03)
   Distributions from net
     realized gains                          (0.03)                       -                       -
                                             -----                    -----                  ------
        Total dividends and
          distributions                      (0.24)                   (0.43)                  (0.19)
                                             -----                    -----                  ------

NET ASSET VALUE, END OF
  PERIOD                                     $9.98                    $9.70                  $ 9.71
                                             -----                    -----                  ------
                                             -----                    -----                  ------

TOTAL RETURN                                 5.42%2<F2>               4.44%                  (0.96%)2<F2>


SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period            $51,767,955              $52,341,082             $57,220,849
  Ratio of net expenses to
    average net assets                       0.84%3<F3>               0.83%                   0.88%3<F3>
  Ratio of net investment
    income to average
    net assets                               3.87%3<F3>               3.93%                   3.53%3<F3>
  Portfolio turnover rate                   16.99%                   22.30%                  18.86%

1<F1>  Commencement of Operations.
2<F2>  Not annualized.
3<F3>  Annualized.

                See Notes to the Financial Statements.

LEGACY MINNESOTA MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) - March 31, 2001

 PRINCIPAL
   AMOUNT                                                              VALUE
 ---------                                                             -----

               LONG TERM INVESTMENTS - 97.1%

               MUNICIPAL BONDS - 97.1%

               EDUCATION - 19.2%
 $1,300,000    Alexandria Minnesota Independent School
                 District No. 206
                 Series A, 5.375%, 02/01/13                        $ 1,366,118
  1,000,000    Anoka Hennepin Minnesota Independent School
                 District No. 11
                 Series A, 5.250%, 02/01/11                          1,069,090
    630,000    Anoka Hennepin Minnesota Independent School
                 District No. 11
                 Series A, 5.500%, 02/01/14                            668,827
  1,000,000    Elk River Minnesota Independent School District
                 No. 728
                 Series A, 5.000%, 02/01/16                          1,013,110
  1,110,000    Minneapolis Minnesota Special School District
                 No. 001
                 Series A, 5.900%, 02/01/12                          1,213,863
  1,100,000    Minneapolis Minnesota Special School District
                 No. 001
                 5.000%, 02/01/12                                    1,134,551
    500,000    Park Rapids Minnesota Independent School
                 District No. 309
                 4.750%, 02/01/13                                      506,820
  1,000,000    Prior Lake Minnesota Independent School
                 District No. 719
                 5.500%, 02/01/15                                    1,057,920
    600,000    Red Wing Minnesota Independent School District
                 No. 256
                 Series A, 5.250%, 02/01/03                            616,662
    205,000    St. Paul Minnesota Independent School District
                 No. 625
                 Series B, 6.000%, 02/01/05                            213,862
  1,000,000    White Bear Lake Minnesota Independent School
                 District No. 624
                 Series C, 5.700%, 02/01/06                          1,052,020
                                                                   -----------
                                                                     9,912,843
                                                                   -----------

               EDUCATION (HIGHER) - 7.0%
    250,000    Minnesota State Higher Education Facility
                 Authority
                 Series 3-R2, 5.350%, 09/01/06                         259,938
    800,000    Minnesota State Higher Education Facility
                 Authority
                 Series 3-R1, 5.350%, 10/01/06                         832,616
    500,000    Minnesota State Higher Education Facility
                 Authority
                 Series 4-N, 5.300%, 11/01/12                          522,240
  1,000,000    Minnesota State Higher Education Facility
                 Authority
                 Series 4-N, 5.400%, 11/01/14                        1,046,060
    720,000    Minnesota State Higher Education Facility
                 Authority
                 Series 4-L, 5.350%, 10/01/17                          727,063
    225,000    Northfield Minnesota College Facility
                 6.150%, 10/01/05                                      236,918
                                                                   -----------
                                                                     3,624,835
                                                                   -----------

           ELECTRIC - 9.2%
  500,000  Northern Municipal Power Agency
             Minnesota Electric
             Series A, 5.400%, 01/01/02                                508,305
  750,000  Northern Municipal Power Agency
             Minnesota Electric
             5.500%, 01/01/07                                          809,550
1,000,000  Northern Municipal Power Agency
             Minnesota Electric
             5.400%, 01/01/16                                        1,045,380
  395,000  Southern Minnesota Municipal Power
             Agency Power Supply
             Series B, 5.800%, 01/01/07                                415,358
1,835,000  Western Minnesota Municipal Power Agency
             Series A, 5.500%, 01/01/11                              1,960,055
                                                                   -----------
                                                                     4,738,648
                                                                   -----------

           HOSPITAL - 11.9%
  500,000  Bloomington Minnesota Health Care
             Facility
             5.450%, 07/01/03                                          522,170
  500,000  Duluth Minnesota Economic Development Authority Health
             Care Facilities
             6.000%, 02/15/12                                          526,680
1,000,000  Minneapolis-St. Paul Minnesota Housing & Redevelopment
             Health Care System
             Series A, 5.000%, 11/15/06                              1,048,700
1,000,000  Robbinsdale Minnesota Hospital
             Series B, 5.300%, 05/15/07                              1,046,740
1,145,000  Rochester Minnesota Health Care
             Facilities
             Series I, 5.800%, 11/15/07                              1,257,405
  900,000  Saint Cloud Minnesota Hospital
             Facilities
             Series A, 5.000%, 07/01/12                                929,151
  800,000  St. Paul Minnesota Housing &
             Redevelopment Authority Hospital
             5.300%, 05/15/06                                          839,568
                                                                   -----------
                                                                     6,170,414
                                                                   -----------

           HOUSING - 13.7%
   35,000  Burnsville Minnesota Multi-Family
             Housing
             5.375%, 07/01/04                                           36,426
   45,000  Coon Rapids Minnesota Single Family
             Housing
             5.700%, 09/01/04                                           47,223
1,210,000  Maple Grove Minnesota Housing &
             Redevelopment Authority
             5.550%, 02/01/17                                        1,257,916
   60,000  Minneapolis Minnesota Multifamily
             Housing
             6.750%, 10/01/01                                           60,970
  100,000  Minnesota State Housing Agency
             6.100%, 07/01/01                                          100,704
   90,000  Minnesota State Housing Agency
             6.200%, 07/01/02                                           92,229
  310,000  Minnesota State Housing Agency
             Series E, 5.250%, 08/01/02                                316,665
  250,000  Minnesota State Housing Agency
             4.950%, 01/01/03                                          254,703
  160,000  Minnesota State Housing Agency
             5.200%, 07/01/03                                          164,206
  200,000  Minnesota State Housing Agency
             Series C, 5.300%, 01/01/04                                206,886
  240,000  Minnesota State Housing Agency
             Series D, 5.150%, 02/01/04                                247,162
  300,000  Minnesota State Housing Agency
             Series C, 5.300%, 07/01/04                                312,099
  240,000  Minnesota State Housing Agency
             Series F, 5.450%, 07/01/04                                250,764
  240,000  Minnesota State Housing Agency
             Series F, 5.550%, 07/01/05                                252,451
  135,000  Minnesota State Housing Agency
             Series A, 5.500%, 01/01/08                                144,384
  325,000  Minnesota State Housing Agency
             Series A, 5.600%, 07/01/09                                347,857
  595,000  Minnesota State Housing Agency
             Series B, 5.000%, 07/01/13                                609,899
  555,000  Minnesota State Housing Agency
             6.000%, 01/01/16                                          583,788
  500,000  St. Paul Minnesota Housing &
             Redevelopment Authority
             5.100%, 09/01/03                                          519,715
  650,000  St. Paul Minnesota Housing &
             Redevelopment Authority
             Series J, 5.125%, 03/01/12                                660,745
  630,000  Washington County Minnesota Housing &
             Redevelopment Authority
             5.000%, 02/01/06                                          644,295
                                                                   -----------
                                                                     7,111,087
                                                                   -----------

           PUBLIC FACILITIES & IMPROVEMENTS - 21.0%
  525,000  Bemidji Minnesota Lease
             5.700%, 12/01/17                                          555,287
  500,000  Bloomington Minnesota
             5.500%, 02/01/08                                          526,690
  725,000  Metropolitan Council Minnesota
             Series C, 5.400%, 02/01/13                                758,437
  805,000  Minneapolis Minnesota
             5.000%, 12/01/06                                          856,254
  500,000  Minneapolis Minnesota
             6.250%, 10/01/07                                          522,545
  600,000  Minneapolis Minnesota
             4.700%, 12/01/08                                          627,846
  250,000  Minneapolis Minnesota
             5.750%, 09/01/10                                          255,922
  500,000  Minneapolis Minnesota
             Series D, 5.000%, 12/01/16                                504,080
1,250,000  Minneapolis Minnesota Capital
             Appreciation
             Series B, 0.000%, 12/01/08                                906,487
1,900,000  Minnesota Agricultural & Economic
             Development
             Series A, 5.250%, 02/15/14                              1,989,262
1,000,000  Minnesota State
             5.000%, 11/01/10                                        1,053,410
  750,000  Minnesota State
             5.250%, 08/01/12                                          795,600
  420,000  Plymouth Minnesota
             7.000%, 04/01/12                                          421,176
  500,000  Ramsey County Minnesota
             Series C, 5.500%, 12/01/03                                526,555
  560,000  Sartell Minnesota
             Series B, 5.000%, 02/01/09                                582,574
                                                                   -----------
                                                                    10,882,125
                                                                   -----------

           TRANSPORTATION - 2.8%
  500,000  Bloomington Minnesota Port Authority
             Series A, 5.250%, 02/01/03                                516,390
  400,000  Bloomington Minnesota Port Authority
             Series A, 5.350%, 02/01/13                                410,580
  500,000  Seaway Port Authority Duluth Minnesota
             Series B, 6.800%, 05/01/12                                521,880
                                                                   -----------
                                                                     1,448,850
                                                                   -----------

           WASTE DISPOSAL - 3.0%
  250,000  Anoka County Minnesota Solid Waste
             Disposal
             6.950%, 12/01/08                                          254,812
  250,000  Hennepin County Minnesota Solid Waste
             Disposal
             5.500%, 10/01/03                                          262,478
  500,000  Hennepin County Minnesota Solid Waste
             Disposal
             5.750%, 10/01/10                                          521,975
  500,000  Wright County Minnesota Solid Waste
             Disposal
             Series A, 5.400%, 12/01/06                                528,810
                                                                   -----------
                                                                     1,568,075
                                                                   -----------

            WATER & SEWER - 9.3%
   770,000  Minnesota Public Facilities Authority
              Water Pollution Control
              5.000%, 03/01/10                                         801,909
 1,840,000  Minnesota Public Facilities Authority
              Water Pollution Control
              Series B, 5.350%, 03/01/12                             1,919,635
 1,000,000  Minnesota Public Facilities Authority
              Water Pollution Control
              Series B, 5.375%, 03/01/13                             1,038,550
 1,000,000  St. Cloud Minnesota Water & Sewer
              Series B, 5.000%, 08/01/13                             1,026,450
                                                                   -----------
                                                                     4,786,544
                                                                   -----------

            TOTAL MUNICIPAL BONDS
                 (Cost of $49,233,384)
                                                                    50,243,421
                                                                   -----------

            TOTAL LONG TERM INVESTMENTS
                 (COST OF $49,233,384)
                                                                    50,243,421
                                                                   -----------

  SHARES
  ------

            SHORT TERM INVESTMENTS - 2.1%

            INVESTMENT COMPANIES - 2.1%

 1,109,760  Federated Minnesota Municipal Money
            Market                                                   1,109,760
                                                                   -----------

            TOTAL INVESTMENT COMPANIES
                 (Cost of $1,109,760)                                1,109,760
                                                                   -----------

            TOTAL SHORT TERM INVESTMENTS
                 (COST OF $1,109,760)                                1,109,760
                                                                   -----------

            TOTAL INVESTMENTS - 99.2%
                 (COST OF $50,343,144)                              51,353,181
                                                                   -----------

            Other assets in excess of liabilities - 0.8%               414,774
                                                                   -----------

            TOTAL NET ASSETS - 100.0%                              $51,767,955
                                                                   -----------
                                                                   -----------

                   See Notes to the Financial Statements.

LEGACY MINNESOTA MUNICIPAL BOND FUND

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

March 31, 2001

1. ORGANIZATION

   Legacy Minnesota Municipal Bond Fund (the "Fund") is a series of Bremer Investment Funds, Inc. (the "Company"), an open-end management investment company which was incorporated on August 26, 1996, as a Maryland Corporation. The Fund commenced operations on April 12, 1999. The principal investment objective of the Fund is to provide current income exempt from federal regular income tax and Minnesota regular personal income tax, consistent with the preservation of capital and prudent investment management. In addition to the Fund, the Company offers the Bremer Growth Stock Fund and the Bremer Bond Fund. Information with respect to these portfolios is contained in a separate report. The assets and liabilities of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shareholder owns shares.

   All assets of the common trust funds from Richfield Bank & Trust Company and Bremer Trust, N.A., were transferred to Bremer Investment Funds, Inc. as of April 12, 1999. The securities were transferred at market value, and the original cost basis was replaced with market.

   The costs incurred in connection with the organization, initial registration and public offering of shares for the Fund were paid by Bremer Trust, N.A., the Investment Adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

   a) Investment Valuation - Debt securities (other than short-term investments) are valued at the most recently quoted bid prices furnished by an independent pricing service. For securities where market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of that security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Investment Adviser under the supervision of the Board of Directors. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

   b) Federal Income Taxes - No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net realized gains to shareholders.

   c) Written Option Accounting - The Fund may write call options on securities either held in its portfolio, or which it has the right to obtain without payment or further consideration, or for which it has segregated cash in the amount of additional consideration. When the Fund writes an option, an amount equal to the premium received is entered into the Fund's accounting records as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing transaction exceeds the premium received when the option was sold).

   d) Income and Expenses - The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

   e) Distributions to Shareholders - Dividends from the net investment income of the Fund are declared daily and paid monthly. Distributions of the Fund's net realized capital gains, if any, will be declared at least annually.

   f) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   g) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Accounting principles generally accepted in the United States require that permanent financial reporting and tax differences be reclassified to capital stock.

   h) Alternative Minimum Tax - Shareholders may be subject to the Federal and/or Minnesota alternative minimum tax on exempt-interest dividends derived from private activity bonds.

3. CAPITAL SHARE TRANSACTIONS

   Transactions in shares of the Fund for the period ended March 31, 2001, were as follows:

   Shares sold                                                       254,199
   Shares issued
     to holders in reinvestment of dividends                          12,895
   Shares redeemed                                                  (473,581)
                                                                    --------
   Net decrease                                                     (206,487)
                                                                    --------
                                                                    --------

   Transactions in shares of the Fund for the period ended September 30, 2000, were as follows:

     Shares sold                                                     629,815
     Shares issued
       to holders in reinvestment of dividends                           191
     Shares redeemed                                              (1,132,301)
                                                                  ----------
       Net increase                                                 (502,295)
                                                                  ----------
                                                                  ----------

4. INVESTMENT TRANSACTIONS

   The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the period ended March 31, 2001, were as follows:

     Purchases
       U.S. Government                                           $         0
       Other                                                       8,680,358

     Sales
       U.S. Government                                                     0
       Other                                                      11,537,430

   At March 31, 2001, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

     Appreciation                                                $ 1,107,096
     Depreciation                                                    (97,059)
                                                                 -----------
     Net appreciation
       on investments                                            $ 1,010,037
                                                                 -----------
                                                                 -----------

   At March 31, 2001, the cost of investments for federal income tax purposes was $50,343,144.

5. INVESTMENT ADVISORY AND OTHER  AGREEMENTS

   The Fund has entered into an Investment Advisory Agreement with Bremer Trust N.A., a wholly owned subsidiary of Bremer Financial Corporation. Pursuant to its advisory agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.55% as applied to the Fund's daily net assets. The Investment Adviser has engaged Richfield Bank & Trust Co. to act as a sub-adviser to the Fund. The fees paid to the sub-adviser are included in the compensation the Fund pays to the Investment Adviser, as described above. Consequently, the services of the sub-adviser will be at no additional cost to shareholders of the Fund. Shareholders of the Fund are also subject to a maximum front-end sales charge of 2.75% of the offering price or 2.83% of the net asset value.

   Firstar  Bank, N.A.,  a subsidiary  of  U.S. Bancorp,  a publicly  held  bank holding company, serves as custodian for the Funds. Firstar Mutual Fund Services, LLC, a wholly owned limited liability company of Firstar Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Fund.

   The Fund has adopted a written plan of distribution (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. On November 24, 1998, the Fund entered into an agreement with Rafferty Capital Markets, LLC to distribute the Fund's shares. The Plan authorizes the Funds to make payments in connection with the distribution of shares at an annual rate of up to 0.25% of a Fund's average daily net assets. The currently approved rate is an annual rate of 0.0185% of the Fund's average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution and marketing expenses in the year incurred. For the period ended March 31, 2001, $5,182 was incurred pursuant to the distribution agreement.

6. RELATED PARTIES

   Richfield  Bank & Trust  Co. and  Bremer Trust,   N.A. each  had clients  and
   affiliated  clients that held   3,694,997 and  1,467,891 outstanding  shares,
   respectively, of the Fund as of March 31, 2001.

                               INVESTMENT ADVISER
                               Bremer Trust, N.A.
                               Cold Spring Center
                            4150 Second Street South
                        St. Cloud, Minnesota  56302-0986

                                  SUB-ADVISER
                             Richfield Bank & Trust
                           6625 Lyndale Avenue South
                          Richfield, Minnesota  55423

                     ADMINISTRATOR, DIVIDEND PAYING AGENT,
                         SHAREHOLDERS' SERVICING AGENT
                               AND TRANSFER AGENT
                       Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                                   CUSTODIAN
                               Firstar Bank, N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                                    COUNSEL
                               Briggs and Morgan
                                2400 IDS Center
                             80 South Eighth Street
                         Minneapolis, Minnesota  55402

                         INDEPENDENT PUBLIC ACCOUNTANTS
                              Arthur Andersen LLP
                           100 East Wisconsin Avenue
                          Milwaukee, Wisconsin  53202

                                  DISTRIBUTOR
                         Rafferty Capital Markets, LLC
                             1311 Mamaroneck Avenue
                         White Plains, New York  10605

                                   DIRECTORS
                               Kenneth P. Nelson
                                 Stan K. Dardis
                                 John M. Bishop
                                  John J. Feda
                               Barbara A. Grachek